Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity
Stockholders' Equity

(9)   Stockholders’ Equity

(a)	Overview

The Company’s Certificate of Incorporation, originally filed on January 11, 2016, was amended on April 15, 2020, to increase the number of shares of common stock authorized and to authorize the issuance of preferred stock. The Company’s Certificate of Incorporation was further amended and restated on April 27, 2021, and on May 22, 2023, to effect the 2023 Reverse Split. The total number of shares which the Company is authorized to issue is 300,000,000, each with a par value of $0.0001 per share. Of these shares, 290,000,000 shall be common stock and 10,000,000 shall be preferred stock. At September 30, 2023, and December 31, 2022, the Company had 10,687,724 and 648,862 shares of common stock issued and outstanding, respectively. The preferred stock is undesignated; no shares of preferred stock have been issued.

On February 16, 2023, the Company entered into a Securities Purchase Agreement with certain purchasers named therein pursuant to which the Company sold 142,315 shares of common stock in a registered direct offering at a purchase price of $10.54 per share (the “February RDO”). Net proceeds from the February RDO, after deducting fees payable to the placement agent and other offering expenses, were approximately $1.2 million. In connection with the February RDO, the Company also issued the placement agent warrants to purchase up to 9,962 shares of common stock (the “February Placement Agent Warrants”). The February Placement Agent Warrants became exercisable commencing six months following the date of issuance, expire five years following the date of sale and have an exercise price per share of $13.175. See Note 10.

In April and May 2023, the Company sold an aggregate of 110,000 shares to White Lion Capital LLC (“White Lion”) under a Common Stock Purchase Agreement dated April 14, 2023, (the “White Lion Purchase Agreement”) between the Company and White Lion. Net proceeds to the Company were $518,844 after White Lion expenses but before aggregate legal and printing expenses the Company incurred of $75,418. The commitment period ended May 31, 2023.

(9)   Stockholders’ Equity (continued)

On June 6, 2023, the Company entered into a Securities Purchase Agreement with a purchaser named therein pursuant to which the Company sold 99,000 shares of common stock, 1,901,000 pre-funded warrants (“PFWs”), together with accompanying 2,000,000 Series A-1 Warrants to purchase common stock (the “Series A-1 Warrants”), and 2,000,000 Series A-2 Warrants to purchase common stock (the “Series A-2 Warrants”) in a registered direct offering at a purchase price of $3.50 per share (or $3.49 per PFW) (the “June RDO”). The Series A-1 Warrants and the Series A-2 Warrants are identical in all material respects. The Series A -1 Warrants and Series A-2 Warrants became exercisable commencing June 9, 2023, and are exercisable for three years at an exercise price of $3.25 per share. Net proceeds from the June RDO, after deducting fees payable to the placement agent and other offering expenses, were approximately $6.1 million. The PFWs sold in the June RDO were exercisable at an exercise price of $0.01 per share. All the PFWs sold in the June RDO were exercised prior to September 30, 2023.

In connection with the June RDO, the Company also issued the placement agent warrants to purchase up to 140,000 shares of common stock (the “June Placement Agent Warrants”). The June Placement Agent Warrants became exercisable commencing June 9, 2023, expire three years following the date of sale and have an exercise price per share of $4.375. See Note 10.

On September 26, 2023, the Company entered into an underwriting agreement with ThinkEquity LLC, as underwriter, pursuant to which it issued and sold 700,000 shares of common stock and 16,163,000 PFWs, including the partial exercise of the underwriter’s over-allotment option, in a public offering at a purchase price of $0.51 per share (or $0.50 per PFW) (the “September Offering”). The overallotment option provided the underwriter the right to purchase up to 2,339,200 shares or PFWs during the 45 days following the September Offering. The terms of the sale of shares or PFWs in the September Offering also applied to purchases made by the underwriter through exercises of the overallotment option. At September 30, 2023, 7,087,050 September Offering PFWs had been exercised. Net proceeds from the September Offering, after deducting underwriting discounts, commissions and fees paid to the underwriter and other offering expenses, were approximately $7.0 million.

In connection with the September Offering, the Company also issued warrants to the underwriter to purchase up to 843,150 shares of common stock (the “September Underwriter Warrants”). The September Underwriter Warrants become exercisable commencing 180 days after issuance, expire five years following the date of sale and have an exercise price of $0.6375 per share. See Note 10.

(b)	Common Stock
i.	Dividends

Subject to the rights of holders of any preferred stock, holders of common stock are entitled to receive dividends as may be declared from time to time by the Board. No cash dividends were declared or paid during the three and nine months ended September 30, 2023, nor at any other time through the date of these financial statements.

ii.	Liquidation

Subject to the rights of holders of any preferred stock as to liquidation, upon the liquidation, dissolution or winding up of the Company, the remaining assets of the Company will be distributed to holders of common stock.

iii.	Voting

Holders of common stock are entitled to one vote for each share of common stock held but shall not be entitled to vote on any amendment to the Certificate of Incorporation that relates solely to the terms of any series of preferred stock. There is no cumulative voting.

(9)   Stockholders’ Equity

(a)   Overview

The Company’s Certificate of Incorporation, originally filed on January 11, 2016, was amended on April 15, 2020, to increase the number of shares of common stock authorized and to authorize the issuance of preferred stock. The Company’s Certificate of Incorporation was further amended and restated on April 27, 2021. The total number of shares which the Company is authorized to issue is 300,000,000, each with a par value of $0.0001 per share. Of these shares, 290,000,000 shall be common stock and 10,000,000 shall be preferred stock. At December 31, 2022 and 2021, the Company had 12,977,234 and 12,904,574 shares of common stock issued and outstanding, respectively. Of shares sold in 2018, an aggregate of 292,250 shares were issued to two purchasers in exchange for subscriptions receivable bearing interest at 4% per annum and secured by the underlying restricted shares. Both subscriptions receivable and accumulated interest were repaid in 2021. The preferred stock is undesignated; no shares of preferred stock have been issued.

The Company’s IPO was completed on July 13, 2021, in which it sold 7,187,500 shares at a public offering price of $4.00 per share. The gross proceeds from the IPO were $28,750,000 from which the Company paid $2,415,000 of underwriting commissions and expenses and $934,427 of other offering expenses. The underwriter paid $100 in the aggregate for the underwriter warrants issued in connection with the IPO (see Note 10).

(9)   Stockholders’ Equity (continued)

Subsequent to year end, on February 16, 2023, the Company entered into a Securities Purchase Agreement with certain purchasers named therein, pursuant to which the Company sold, in a registered direct offering, an aggregate of 2,846,300 shares of the Company’s common stock at a purchase price of $0.527 per share (the “February RDO”) for net proceeds to the Company of approximately $1.3 million, after deducting fees payable to the placement agent and other offering expenses payable by the Company (see Note 16).

(b)   Common Stock

i.	Dividends

Subject to the rights of holders of any preferred stock, holders of common stock are entitled to receive dividends as may be declared from time to time by the Board. No cash dividends were declared or paid during the years ended December 31, 2022 and 2021, nor at any other time through the date of these financial statements.

ii.	Liquidation

Subject to the rights of holders of any preferred stock as to liquidation, upon the liquidation, dissolution or winding up of the Company, the remaining assets of the Company will be distributed to holders of common stock.

iii.	Voting

Holders of common stock are entitled to one vote for each share of common stock held but shall not be entitled to vote on any amendment to the Certificate of Incorporation that relates solely to the terms of any series of preferred stock. There is no cumulative voting.